Convertible Notes Payable (Details) - USD ($)																								1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 20, 2021	Jan. 13, 2021	Jun. 30, 2020	Jun. 23, 2020	Jun. 03, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 05, 2019	Dec. 02, 2019	Sep. 04, 2019	Jul. 16, 2019	May 02, 2019	Feb. 21, 2019	Jan. 31, 2019	Dec. 31, 2018	Apr. 20, 2018	Apr. 17, 2018	Oct. 14, 2014	May 23, 2014	May 16, 2013	May 01, 2013	Apr. 16, 2013	Mar. 25, 2013	Feb. 21, 2019	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2018	Sep. 30, 2020
Convertible Notes Payable (Details) [Line Items]
Derivative liability			$ 0																								$ 0	$ 0	$ 0		$ 0
Amortization of debt discount																										$ 274,992	274,992	270,607
Convertible notes payable current																												183,884
Debt Conversion, Original Debt, Amount																										183,131	183,131	291,940
Convertible Promissory Note - The April 2018 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument, face amount																$ 200,000
Initial advance to cover operational expenses																$ 200,000
Conversion price (in Dollars per share)																$ 0.01
Debt instrument interest rate stated percentage	5.00%															5.00%
Amortization of debt discount							$ 60,274								$ 139,726													60,274		$ 139,726
Outstanding balance		$ 161,106		$ 38,894
Accrued interest		$ 22,025		$ 4,236
Number of shares (in Shares)		18,313,074		4,313,014
Convertible notes payable current																									$ 0	$ 0	0
Proceeds from Notes Payable																$ 200,000
Debt Instrument maturity Date	Apr. 20, 2021
Debt Instrument convertible terms of conversion feature description															During the year ended December 31, 2018, it was determined that the April 2018 Note offered a conversion price which was lower than the market price, and therefore included a beneficial conversion feature.	The terms of the April 2018 Note, as amended, allow the lender, a related party, to convert all or part of the outstanding balance plus accrued interest, at any time after the effective date, at a conversion price of $0.01 per share.
Convertible Promisorry Note - The March 2013 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument, face amount																							$ 100,000
Initial advance to cover operational expenses																							$ 50,000
Conversion price (in Dollars per share)																							$ 0.004
Debt instrument interest rate stated percentage																							10.00%
Outstanding balance				$ 50,000													$ 16,000	$ 17	$ 17,000
Accrued interest				$ 36,260													$ 8,106	$ 2,645	$ 1,975
Number of shares (in Shares)				21,565,068													6,026,301	4,911,370	4,743,699
Convertible notes payable current																											0
Proceeds from Notes Payable																				$ 15,000	$ 15,000	$ 20,000					$ 100,000
Debt Instrument maturity Date																							Mar. 25, 2018
Convertible Promissory Note - The January 31, 2019 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Derivative liability														$ 50,000
Debt instrument, face amount														$ 53,500
Debt instrument interest rate stated percentage														10.00%
Outstanding balance																												$ 53,500
Number of shares (in Shares)																											4,300,327	56,483,670
Convertible notes payable current																											$ 0
Debt Instrument convertible terms of conversion feature description														The January 31, 2019 Note bore interest at a rate of 10% per year, had a maturity date of January 31, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the lowest trading prices during the 15 trading days prior to conversion.
Debt Instrument, Fee Amount														$ 3,500
Interest and fee																											$ 3,935	$ 3,165
Convertible Promissory Note - The February 21, 2019 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument, face amount													$ 53,000											$ 53,000
Outstanding balance																												53,000
Accrued interest																												$ 2,650
Number of shares (in Shares)																												62,281,512
Proceeds from Notes Payable													50,000
Debt Instrument, Fee Amount													$ 3,000											$ 3,000
Conversion descrpition																								The February 21, 2019 Note bore interest at a rate of 10% per year, had a maturity date of February 21, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the average of the two lowest trading prices during the 20 trading days prior to conversion.
Convertible Promissory Note - The May 2, 2019 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument, face amount												$ 48,500
Number of shares (in Shares)																												22,258,360
Proceeds from Notes Payable												45,000
Debt Instrument, Fee Amount												$ 3,500
Conversion descrpition												The May 2, 2019 Note bore interest at a rate of 10% per year, had a maturity date of May 2, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the lowest trading price during the 15 trading days prior to conversion.
Principal and fees portion of debt converted, value																												$ 40,772
Principal and fees portion of debt converted, shares (in Shares)																												39,200,000
Debt Conversion, Original Debt, Amount																												$ 13,578
Convertible Promissory Note - The July 16, 2019 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument, face amount											$ 43,000
Number of shares (in Shares)																												91,500,000
Proceeds from Notes Payable											40,000
Debt Instrument, Fee Amount											$ 3,000
Conversion descrpition											The July 16, 2019 Note bore interest at a rate of 10% per year, had a maturity date of July 10, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the lowest trading price during the 15 trading days prior to conversion.
Debt Conversion, Original Debt, Amount																												$ 52,300
Convertible Promissory Note - The September 4, 2019 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument, face amount										$ 53,000
Outstanding balance																												$ 48,000
Number of shares (in Shares)																												7,806,122
Proceeds from Notes Payable										50,000
Debt Instrument, Fee Amount										$ 3,000
Conversion descrpition										The September 4, 2019 Note bore interest at a rate of 10% per year, had a maturity date of September 4, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the average of the two lowest trading prices during the 20 trading days prior to conversion. Because the conversion feature of the September 4, 2019 Note was not available to the lender, as of December 31, 2020, the September 4, 2019 Note was not considered a derivative. The Company included the September 4, 2019 Note in the valuation and accounting for derivatives once the 180 days conversion restriction period expired. During the year ended December 31, 2020, the lender converted $48,000 principal into 35,357,143 shares and $7,650 principal and interest into 7,806,122 shares, leaving a balance of zero. This note was converted within the terms of the agreement.On December 2, 2019 the Company issued a convertible promissory note (the “December 2, 2019 Note”) in the amount of $38,000 at which time the Company received of $35,000, and the remaining $3,000 was retained by the lender to cover legal and administrative cost. The proceeds were used to cover operational expenses. The December 2, 2019 Note bore interest at a rate of 10% per year, had a maturity date of December 2, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the average of the two lowest trading prices during the 20 trading days prior to conversion. Because the conversion feature of the December 2, 2019 Note was not available to the lender, as of December 31, 2020, the December 2, 2019 Note was not considered a derivative. On June 1, 2020, the Company repaid the remaining balance of the December 2, 2019 note, of $55,824, which includes principal, interest and prepayment penalty, leaving a balance of zero. The prepayment penalty of $16,528 was included in interest expense for the year ended June 30, 2020. On December 5, 2019 the Company issued a convertible promissory note (the “December 5, 2019 Note”) in the amount of $53,000 at which time the Company received of $50,000, and the remaining $3,000 was retained by the lender to cover legal and administrative cost. The proceeds were used to cover operational expenses. The December 5, 2019 Note bore interest at a rate of 10% per year, had a maturity date of December 5, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the average of the two lowest trading prices during the 20 trading days prior to conversion.
Debt Conversion, Original Debt, Amount																												$ 7,650
Shares Issued For Conversion Of Principal Portion Of Debt (in Shares)																												35,357,143
Convertible Promissory Note - The December 2, 2019 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument, face amount									$ 38,000
Proceeds from Notes Payable									35,000
Debt Instrument, Fee Amount									$ 3,000
Conversion descrpition									The December 2, 2019 Note bore interest at a rate of 10% per year, had a maturity date of December 2, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the average of the two lowest trading prices during the 20 trading days prior to conversion. Because the conversion feature of the December 2, 2019 Note was not available to the lender, as of December 31, 2020, the December 2, 2019 Note was not considered a derivative. On June 1, 2020, the Company repaid the remaining balance of the December 2, 2019 note, of $55,824, which includes principal, interest and prepayment penalty, leaving a balance of zero. The prepayment penalty of $16,528 was included in interest expense for the year ended June 30, 2020.On December 5, 2019 the Company issued a convertible promissory note (the “December 5, 2019 Note”) in the amount of $53,000 at which time the Company received of $50,000, and the remaining $3,000 was retained by the lender to cover legal and administrative cost. The proceeds were used to cover operational expenses. The December 5, 2019 Note bore interest at a rate of 10% per year, had a maturity date of December 5, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the average of the two lowest trading prices during the 20 trading days prior to conversion.
Repayments of Notes Payable						$ 55,824
Debt prepayment penalty																													$ 16,528
Convertible Promissory Note - The December 5, 2019 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument, face amount								$ 53,000
Proceeds from Notes Payable								50,000
Debt Instrument, Fee Amount								$ 3,000
Conversion descrpition								The December 5, 2019 Note bore interest at a rate of 10% per year, had a maturity date of December 5, 2020, and was convertible into common stock 180 days after issuance. The conversion price was calculated as a 39% discount to the average of the two lowest trading prices during the 20 trading days prior to conversion.
Repayments of Notes Payable					$ 77,859
Debt prepayment penalty			$ 22,988